INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Change in Investments (Details) - USD ($) $ in Millions															12 Months Ended
	Oct. 03, 2023	Aug. 31, 2023	Aug. 01, 2023	Jun. 15, 2023	Jun. 14, 2023	May 02, 2023	Apr. 26, 2023	Apr. 01, 2023	Nov. 22, 2022	Nov. 01, 2022	Aug. 04, 2022	Jun. 13, 2022	Apr. 01, 2022	Feb. 16, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Associates And Joint Ventures [Line Items]
Balance at beginning of year															$ 5,325	$ 4,725
Share of earnings for the year															459	12	$ 88
Foreign currency translation and other															172	(44)
Share of other comprehensive income															(92)	485
Distributions															(782)	(575)
Disposition of interest															(778)	(142)
Acquisitions															1,098	864
Balance at end of year															5,402	5,325	4,725
Disposal of investments in associates and joint ventures															1,107	275	412
Tax expense (income)															581	560	$ 614
U.S. gas pipeline
Disclosure Of Associates And Joint Ventures [Line Items]
Loans and receivables															$ 250	375
AusNet Services Ltd
Disclosure Of Associates And Joint Ventures [Line Items]
Acquisitions														$ 500
Disposal of investments in associates and joint ventures		$ 435
Gain on sale of investment		30
Proportion of voting rights held in associate														7.90%
Reclassification adjustments on exchange differences on translation, net of tax		$ 28
North American container terminal operation
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage												19.00%			49.00%
Disposal of investments in associates and joint ventures																275
Gain on sale of investment												$ 125
Tax expense (income)												$ 50
Reclassification adjustments on exchange differences on translation, net of tax															$ 142	142
North American container terminal operation | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage												49.00%
Brazilian electricity transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of voting rights held in associate						31.00%
Proportion of ownership interest in subsidiary, additional						15.00%
U.S. gas pipeline
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures				$ 420
Gain on sale of investment				$ 80
Proportion of voting rights held in associate				25.00%	38.00%
Loans and receivables															$ 250	$ 375
Smart Metering Business
Disclosure Of Associates And Joint Ventures [Line Items]
Acquisitions													$ 215
Proportion of voting rights held in associate													13.00%
Australian data distribution business
Disclosure Of Associates And Joint Ventures [Line Items]
Acquisitions											$ 193
Proportion of voting rights held in associate											12.00%
New Zealand data distribution business
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from sales of interests in associates										$ 140
U.S. semiconductor manufacturing facility
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of voting rights held in associate									12.00%
European telecom tower operation
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of voting rights held in associate			6.00%
Purchase of interests in associates			$ 702
U.S. gas storage portfolio
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures								$ 70
Gain on sale of investment								12
Reclassification adjustments on exchange differences on translation, net of tax								$ 14
Victoria, Australia freehold landlord port
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage							50.00%
Disposal of investments in associates and joint ventures							$ 70
New Zealand data distribution business
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage				12.00%
Disposal of investments in associates and joint ventures				$ 275
Gain on sale of investment				220
Reclassification adjustments on exchange differences on translation, net of tax				$ 14
New Zealand data distribution business | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage				50.00%
North American hyperscale data center platform
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of voting rights held in associate	15.00%
Purchase of interests in associates	$ 400